Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue from contracts with customers		$ 2,518,566		$ 2,387,426	$ 1,842,909
Cost of Goods Sold		(688,836)		(667,371)	(418,693)
Gross Profit		1,829,730		1,720,055	1,424,216
Other Income		473,674		532,050	1,849,163
Other gains/(losses) - net		11,335		38,413	95,167
Expenses
General and administrative expenses	[1]	(3,170,078)		(5,037,806)	(3,470,229)
Research and development expenses		(1,178,685)		(1,044,528)	(2,257,224)
Selling and marketing expenses		(871,551)		(864,644)	(686,714)
Operating loss		(2,905,575)		(4,656,460)	(3,045,621)
Finance income				39	1,238
Finance expenses		(21,631)			(24,199)
Finance costs - net		(21,631)		39	(22,961)
Loss Before Income Tax		(2,927,206)		(4,656,421)	(3,068,582)
Income Tax Expense
Loss for the Period	[1]	(2,927,206)		(4,656,421)	(3,068,582)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations		102,938		61,846	(79,599)
Total Comprehensive Loss for the Period		$ (2,824,268)		$ (4,594,575)	$ (3,148,181)
Basic/Diluted Loss per Share (in cents per share)		$ (1.66)	[1]	$ (3.22)	$ (2.30)

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.